CERTIFICATION OF
                          STRONG OPPORTUNITY FUND, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                             STRONG OPPORTUNITY FUND

STRONG OPPORTUNITY FUND, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Opportunity Fund's Prospectus and Statement of Additional Information for the Class K shares dated August 30, 2002 filed by the Registrant pursuant to Post-Effective Amendment No. 36 (File No. 33-1932; 811-3793), which was filed with the Securities and Exchange Commission on August 29, 2002 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Strong Opportunity Fund's Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.   The text of the Post-Effective Amendment has been filed electronically.

                                            STRONG OPPORTUNITY FUND, INC.

                                             /s/ Susan A. Hollister
                                            ---------------------------------
                                            By:    Susan A. Hollister
                                            Title: Vice President and Assistant
                                                   Secretary

Dated: September 4, 2002